Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits
Note 19 – Deposits
At December 31, 2010 and 2009, noninterest-bearing and interest-bearing deposits were as follows.

December 31, (in millions)	2010	2009

U.S. offices
Noninterest-bearing	$228,555	$204,003
Interest-bearing:
Demand(a)	33,368	15,964
Savings(b)	334,632	297,949
Time (included $2,733 and $1,463 at fair value at December 31, 2010 and 2009, respectively)(c)	87,237	125,191

Total interest-bearing deposits	455,237	439,104

Total deposits in U.S. offices	683,792	643,107

Non-U.S. offices
Noninterest-bearing	10,917	8,082
Interest-bearing:
Demand	174,417	186,885
Savings	607	661
Time (included $1,636 and $2,992 at fair value at December 31, 2010 and 2009, respectively)(c)	60,636	99,632

Total interest-bearing deposits	235,660	287,178

Total deposits in non-U.S. offices	246,577	295,260

Total deposits	$930,369	$938,367

(a)	2010 and 2009 includes Negotiable Order of Withdrawal (“NOW”) accounts. 2010 includes certain trust accounts.
(b)	Includes Money Market Deposit Accounts (“MMDAs”).
(c)	See Note 4 on pages 187–189 of this Annual Report for further information on structured notes classified as deposits for which the fair value option has been elected.

At December 31, 2010 and 2009, time deposits in denominations of $100,000 or more were as follows.

December 31, (in millions)	2010	2009

U.S.	$59,653	$90,552
Non-U.S.	44,544	77,887

Total	$104,197	$168,439

At December 31, 2010, the maturities of interest-bearing time deposits were as follows.

December 31, 2010
(in millions)	U.S.	Non-U.S.	Total

2011	$71,930	$60,043	$131,973
2012	7,382	287	7,669
2013	4,281	153	4,434
2014	1,432	22	1,454
2015	2,074	—	2,074
After 5 years	138	131	269

Total	$87,237	$60,636	$147,873

On November 21, 2008, the FDIC released final rules on the FDIC Temporary Liquidity Guarantee Program (the “TLG Program”). One component of this program, the Transaction Account Guarantee Program (the “TAG Program”), provided unlimited deposit insurance through December 31, 2009, on certain noninterest-bearing transaction accounts at FDIC-insured participating institutions. The Firm elected to participate in the TLG Program and, as a result, was required to pay additional insurance premiums to the FDIC in an amount equal to an annualized 10 basis points on balances in noninterest-bearing transaction accounts that exceeded the $250,000 FDIC deposit insurance limits. The expiration date of the program was extended to December 31, 2010, to provide continued support to those institutions most affected by the financial crisis and to enable the program to be phased-out in an orderly manner. Beginning January 1, 2010, the Firm no longer participated in the TAG Program. As a result, funds held in noninterest-bearing transaction accounts after December 31, 2009, were no longer guaranteed in full. Instead, they are insured up to $250,000 under the FDIC’s general deposit rules.